Bank loans: Credit lines (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 COP ($)	Sep. 29, 2021 MXN ($)
Bank loans:
Credit line used	$ 4,947,112	$ 6,415,986
Principle amortization	(1,475,000)	(1,498,076)
Commissions and interest - Net	4,411	17,675
Short Term	889,591	1,492,781
Long- term	2,586,932	3,442,804
Fair value	3,402,199	4,836,530
Mexico
Bank loans:
Credit line used	4,000,000	4,650,000
Principle amortization	(1,475,000)	(650,000)
Commissions and interest - Net	(2,026)	(7,865)
Short Term	883,153	1,486,817
Long- term	1,639,821	2,505,318
Fair value	2,659,869	4,160,699
Colombia (Airplan)
Bank loans:
Credit line used	947,112	1,765,986	$ 167,897,170		$ 167,897,539
Principle amortization		(848,076)
Commissions and interest - Net	6,437	25,540
Short Term	6,438	5,964
Long- term	947,111	937,486
Fair value	742,330	675,831
Santandar New | Mexico
Bank loans:
Credit line used	2,000,000	2,650,000				$ 2,650,000
Principle amortization	(1,325,000)	(650,000)
Commissions and interest - Net	(2,457)	(5,999)
Short Term	672,543	1,326,362
Long- term		667,639
Fair value	697,731	2,098,793
BBVA Bancomer, S. A. | Mexico
Bank loans:
Credit line used	2,000,000	2,000,000
Principle amortization	(150,000)
Commissions and interest - Net	431	(1,866)
Short Term	210,610	160,455
Long- term	1,639,821	1,837,679
Fair value	1,962,138	2,061,906
Bancolombia | Colombia (Airplan)
Bank loans:
Credit line used	322,882	602,121	57,238,256	$ 57,238,256
Principle amortization		(289,119)
Commissions and interest - Net	2,196	8,922
Short Term	2,196	2,035
Long- term	322,881	319,889
Fair value	253,069	230,399
CorpBanca Columbia | Colombia (Airplan)
Bank loans:
Credit line used	219,560	409,717	38,922,014		38,922,014
Principle amortization		(196,601)
Commissions and interest - Net	1,492	6,858
Short Term	1,492	1,383
Long- term	219,558	218,591
Fair value	172,087	156,671
Banco Davivienda | Colombia (Airplan)
Bank loans:
Credit line used	193,729	361,391	34,342,946		34,342,946
Principle amortization		(173,471)
Commissions and interest - Net	1,317	5,697
Short Term	1,317	1,220
Long- term	193,728	192,397
Fair value	151,841	138,239
Banco de Bogota | Colombia (Airplan)
Bank loans:
Credit line used	96,857	148,402	17,170,178		14,118,353
Principle amortization		(71,314)
Commissions and interest - Net	658	1,864
Short Term	658	501
Long- term	96,858	78,451
Fair value	75,917	56,830
Banco de Occidente | Colombia (Airplan)
Bank loans:
Credit line used	79,642	148,400	14,118,362		14,118,362
Principle amortization		(71,314)
Commissions and interest - Net	541	1,859
Short Term	541	501
Long- term	79,643	78,444
Fair value	62,422	56,830
Banco Popular | Colombia (Airplan)
Bank loans:
Credit line used		31,909			3,052,194
Principle amortization		(15,417)
Commissions and interest - Net		(97)
Short Term		108
Long- term		16,287
Fair value		12,286
Banco AV Villas | Colombia (Airplan)
Bank loans:
Credit line used	17,221	32,135	3,052,707		3,052,707
Principle amortization		(15,420)
Commissions and interest - Net	116	539
Short Term	117	108
Long- term	17,222	17,146
Fair value	13,497	12,288
Servicios Financieros | Colombia (Airplan)
Bank loans:
Credit line used	17,221	31,911	$ 3,052,707		$ 3,052,707
Principle amortization		(15,420)
Commissions and interest - Net	117	(102)
Short Term	117	108
Long- term	17,221	16,281
Fair value	$ 13,497	$ 12,288